Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Series A Preferred Stock [Member]	Series C Preferred Stock [Member]	Series B Preferred Stock [Member]	Payment of contingent consideration liability [Member]	Payment of contingent consideration liability [Member] Series A Preferred Stock [Member]	Payment of contingent consideration liability [Member] Series C Preferred Stock [Member]	Payment of contingent consideration liability [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Payment of contingent consideration liability [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Payment of contingent consideration liability [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Payment of contingent consideration liability [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Payment of contingent consideration liability [Member]
Beginning balance at Dec. 31, 2012	$ 25,275	$ 0	$ 0	$ 0					$ 21		$ 105,990		$ (80,221)		$ (515)
Beginning balance (in shares) at Dec. 31, 2012		0	0	0					20,738,260
Proceeds received from issuance of Series A and B convertible preferred stock	0	4,000	0	0					0		0		0		0
Proceeds received from issuance of Series A and B convertible preferred stock (in shares)		123,077	0	0					0
Dividends accrued on Series A and C convertible preferred stock	(55)	55	0	0					0		(55)		0		0
Deemed dividend on Series A convertible preferred stock	(4,000)	4,000	0	0					0		(4,000)		0		0
Series A,B and C convertible preferred stock issuance costs	(647)	0	0	0					0		(647)		0		0
Excess of common warrant and preferred warrant fair value	(1,553)	(4,000)	0	0					0		(1,553)		0		0
Fair value of amended related party note over note face value	2,067	0	0	0					0		2,067		0		0
Shares issued to related party	0
Share-based compensation	773	0	0	0					0		773		0		0
Share-based compensation (in shares)		0	0	0					0
Net loss	(15,653)								0		0		(15,653)		0
Other comprehensive income	297								0		0		0		297
Ending balance at Dec. 31, 2013	6,504	4,055	0	0					21		102,575		(95,874)		(218)
Ending balance (in shares) at Dec. 31, 2013		123,077	0	0					20,738,260
Proceeds received from issuance of Series C preferred stock	0	0	1,000	0					0		0		0		0
Proceeds received from issuance of Series C preferred stock (in shares)		0	1,000	0					0
Proceeds received from issuance of Series A and B convertible preferred stock	1,000	0	0	1,000					0		0		0		0
Proceeds received from issuance of Series A and B convertible preferred stock (in shares)		0	0	1,000					0
Dividends accrued on Series A and C convertible preferred stock	(612)	509	103	0					0		(612)		0		0
Reversal of forfeited restricted awards	0	0	0	0					0		0		0		0
Reversal Of Forfeited Restricted Awards (in shares)		0	0	0					(3,333)
Series A, B and C allocation of fair value	401	0	(401)	401					0		0		0		0
Series A,B and C convertible preferred stock issuance costs	(321)	0	0	0					0		(321)		0		0
Warrants amended in connection with debt refinancing	(72)	0	0	0					0		(72)		0		0
Common stock issuance					241	0	0	0		0		241		0		0
Common stock issuance (in shares)						0	0	0		350,000
Shares issued to related party	157	0	0	0					0		157		0		0
Shares issued to related party (in shares)		0	0	0					242,308
Shares issued - warrant exercise	45	0	0	0					0		45		0		0
Shares issued - warrant exercise (in shares)		0	0	0					73,009
Excess of Amended JFC Note fair value over face value	483	0	0	0					0		483		0		0
Termination of USVC common and preferred warrants	1,525	0	0	0					0		1,525		0		0
Series C deemed dividends	(1,401)	0	1,401	0					0		(1,401)		0		0
Share-based compensation	394	0	0	0					0		394		0		0
Share-based compensation (in shares)		0	0	0					0
Net loss	(7,716)								0		0		(7,716)		0
Other comprehensive income	(443)								0		0		0		(443)
Ending balance at Dec. 31, 2014	$ 185	$ 4,564	$ 2,103	$ 1,401					$ 21		$ 103,014		$ (103,590)		$ (661)
Ending balance (in shares) at Dec. 31, 2014		123,077	1,000	1,000					21,400,244